Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. With respect to the unaudited financial statements as of and for the six months ended June 30, 2026, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The consolidated financial statements include the accounts of Rubber Leaf Inc., the parent company and its wholly owned subsidiary in Hong Kong - Rubber Leaf Limited (“RLHK”). All intercompany transactions and balances were eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates. Significant estimates are used in the collectability of accounts receivable and long-term accounts receivable, the valuation of deferred tax assets, and provisions for income taxes, among others.

Discontinued Operations

The Company classifies a business as held for sale when the criteria prescribed by Accounting Standards Codification (“ASC”) Paragraph 205-20-45-1E are met, most notably when sale of the business is probable within the next year (with certain exceptions) and it is unlikely there will be significant changes to the plan of sale. Assets and liabilities held for sale are recorded at the lower of their carrying value or fair value less cost to sell.

Revenue Recognition

The Company early adopted Accounting Standards Update (“ASU”) 2014-09, Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606) since its inception (i.e. July 2019), which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company applies the five-step model to sales contracts.

We generate revenue through the sale of automotive rubber and plastic sealing strips under an indirect supply model. RLHK receives purchase orders from its customers, Shanghai Xinsen and Shanghai Huaxin, which are related parties. The Company’s Chief Executive Officer, President and Chairperson, Ms. Xingxiu Hua, previously held a 90% ownership interest in Shanghai Xinsen. Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%. Both Shanghai Xinsen and Shanghai Huaxin serve as certified second-tier suppliers to branded automobile manufacturers (the “Auto Manufacturers”).

Under ASC 606, the Company evaluated whether RLHK acts as a principal or agent in its revenue arrangements. RLHK is the contractual counterparty to its customers under the sales contracts. RLHK obtains ownership of finished goods prior to shipment by sourcing and controlling raw materials, and bears responsibility for product quality and delivery. Control of the goods transfers to customers upon shipment. Because RLHK can objectively determine, prior to shipment, that the goods conform to the agreed-upon specifications, end-customer acceptance provisions are administrative in nature and do not represent a barrier to the transfer of control. RLHK maintains pricing discretion, establishes selling prices under its sales contracts, collects consideration in its own name, and bears credit risk with respect to amounts due from customers. RLHK bears inventory-related and contract-fulfillment risk, including after-sale support obligations. The contract manufacturer produces goods solely in accordance with RLHK’s technical and quality specifications and has no pricing authority, direct customer-access rights, or contract-performance obligations to the customers. Based on these indicators, RLHK acts as principal and reports revenue gross, at the amounts billed to customers, rather than net of amounts payable to the contract manufacturer.

Second-tier suppliers provide products to first-tier suppliers of original equipment manufacturers (“OEMs”). First-tier suppliers typically manufacture or assemble major automotive components, such as doors, rubber and plastic components, and other automobile parts. Auto Manufacturers issue consolidated purchase orders for complete sets of rubber and plastic components for specific vehicle models to their first-tier suppliers, who in turn subcontract the production of rubber and plastic sealing strips to second-tier suppliers.

As second-tier suppliers and facilitators of production rather than direct manufacturers, Shanghai Xinsen and Shanghai Huaxin coordinate with the Company to fulfill customer orders. Upon receipt of purchase orders, RLHK places corresponding orders with related party vendors. These vendors are responsible for procuring raw materials and manufacturing the finished products. Throughout the production process, RLHK monitors and observes each key stage of manufacturing performed by the third-party vendors, with particular emphasis on final quality control.

Finished products are delivered either from the Company’s facilities or directly from third-party manufacturers to the warehouses of the first-tier suppliers designated by Shanghai Xinsen and Shanghai Huaxin. Upon delivery, quality inspections are performed by inspectors appointed by the end customers. RLHK’s performance obligation is considered fulfilled when the finished products are delivered to the customers designated by Shanghai Xinsen and Shanghai Huaxin and successfully pass the required quality inspections.

If products fail to meet quality standards, the customers initiate a product replacement process. Upon completion of quality and quantity verification and acceptance of the finished products into the end customers’ warehouses, invoices are issued to the Company as evidence of delivery. The invoice date represents the point at which ownership and control of the finished products are transferred under the indirect supply model from the Company to Shanghai Xinsen and Shanghai Huaxin, and indirectly to their upstream first-tier suppliers. Revenue is recognized at this point in time, when control of the products has transferred and acceptance by the end customers has occurred.

Cost of revenue

Cost of revenues consists of purchased goods acquired from our related party, Yongliansen.

Cash and Cash Equivalents

Cash and cash equivalents include bank deposits and liquid investments with original maturities of three months or less as of the purchase date of such investments.

Concentration risk

The Company maintains cash with banks in the United States of America (“USA”) and Hong Kong. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In the United States, the standard insurance amount is $250,000 per depositor in a bank insured by the Federal Deposit Insurance Corporation (“FDIC”). In Hong Kong, a depositor has up to HKD800,000 insured by the Hong Kong Deposit Protection Board (“DPB”) under the Deposit Protection Scheme (“DPS”). As of June 30, 2026, the Company maintained one offshore bank account in Hong Kong under Rubber Leaf Limited. This offshore account is not covered under the Hong Kong Deposit Protection Scheme (“DPS”) administered by the Hong Kong Deposit Protection Board (“DPB”), but the underlying bank is insured under the United States FDIC insurance program.

Financial instruments that potentially subject the Company to significant concentrations of credit risk are cash and cash equivalents and accounts receivable. As of June 30, 2026 and December 31, 2025, $Nil and $Nil of the Company’s cash held by financial institutions were uninsured, respectively.

Major customers

For the six and three months ended June 30, 2026 and 2025, the Company’s revenues from major customers that accounted for more than 10% of total revenue were as follows:

	Six months ended June 30, 2026		Three months ended June 30, 2026		Six months ended June 30, 2025		Three months ended June 30, 2025
	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount e	% of Total Revenue
Customer D	6,038,954	100%	2,774,030	100%	-	-%	-	-%

	As of June 30, 2026		As of December 31, 2025
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer D	$8,545,150	100%	$2,506,196	76%

●	Customer D: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, as 10% of its equity interest is held by Xingxiu Hua, the Chief Executive Officer of Rubber Leaf Inc., with the remaining 90% equity interest held by unrelated third-party shareholders, and neither Rubber Leaf Inc. nor its management has control over or significant influence on Shanghai Huaxin.

Major vendors

For the six and three months ended June 30, 2026 and 2025, the Company made purchases from major vendors that accounted for more than 10% of total purchases as follows:

	Six months ended June 30, 2026		Three months ended June 30, 2026		Six months ended June 30, 2025		Three months ended June 30, 2025
	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor C	5,815,774	100%	2,836,195	100%	-	-	-	-

	As of June 30, 2026		As of December 31, 2025
	Accounts Payable	% of Total Accounts Payable	Accounts Payable	% of Total Accounts Payable
Vendor C	$4,505,382	100%	$2,498,787	100%

●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

Accounts Receivable

Accounts receivable is reported at their net realizable value. Any value adjustments are booked directly against the relevant receivable. We have standard payment terms that generally require payment within approximately 30 to 90  days. Management performs ongoing credit evaluations of its customers. An allowance for potentially uncollectible accounts is provided based on history, economic conditions, and composition of the accounts receivable aging. As of the disposal date of RLSP, certain intercompany accounts receivable were determined to be uncollectible and were written off in full and recognized as bad debt expense. As of June 30, 2026 and December 31, 2025 no credit risk identified and no allowance for doubtful accounts.

Long-term Receivables

Long-term receivables are recorded at their present value when the effect of discounting is material. In accordance with ASC 835-30, Interest—Imputation of Interest, the Company evaluates long-term receivables to determine whether they contain a significant financing component. When applicable, such receivables are initially recognized at the present value of the future cash flows using a discount rate that reflects the market rate of interest at the time the receivable is originated.

The difference between the face value and the present value of the receivable is recorded as a discount and is amortized to interest income over the term of the receivable using the effective interest method. If the stated interest rate on a long-term receivable approximates the prevailing market rate, the receivable is recorded at its face value. The Company applies LPR 3.0% as incremental borrowing rate. Management reviews the collectability of long-term receivables on an ongoing basis and records write-offs when amounts are determined to be uncollectible.

The long-term receivable is payable in three installments as follows:

(1) First Installment: USD 1,000,000 shall be paid on or before June 2027;

(2) Second Installment: USD 1,000,000 shall be paid on or before June 2028;

(3) Third Installment: USD 1,000,000 on or before June 2029.

Advances to vendors

From time to time, we paid advances to our vendors in order to secure our purchase orders or as retainers required pursuant to various purchase agreements related to production and the 2nd production lines currently under construction. The advances have non-interest-bearing, normally settled along with purchase transactions within 60 to 180 days, depending on market conditions, and approximately 365 days for construction projects and/or equipment purchase.

Advances from customers

From time to time, we receive advances from our customers, which are made normally under sales frame contracts, each sales transaction will be initiated by purchase orders received under the frame contracts. The advances have non-interest-bearing, normally settled along with purchase/sales transactions within 60 to180 days.

Income Taxes

We are governed by the Income Tax Law of the IRD and the United States. The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. The Company records deferred tax liabilities primarily related to taxable temporary differences arising from gains recognized for financial reporting purposes on the disposal of a subsidiary, where the consideration was structured as a long-term receivable and the related tax obligations are deferred under applicable tax laws.

The 2017 Tax Reform Act permanently reduces the U.S. corporate income tax rate to a 21% flat rate. In addition, the 2017 Tax Reform Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included in the gross income of the CFCs’ U.S. shareholder income. The tax law in PRC applies an income tax rate of 25% to enterprises. Hong Kong is subject to 8.25% on the first HK$2 million of assessable profits and 16.5% on profits exceeding HK$2 million.

The Company’s subsidiary does not receive any preferential tax treatment from the local government.

Taxation

The Company is subject to income taxes, indirect taxes, and other levies in accordance with the tax laws and regulations of the jurisdictions in which it operates.

Hong Kong Taxation

For the six months ended June 30, 2026, the Company’s operations were conducted primarily through its Hong Kong subsidiaries and were subject to Hong Kong tax laws and regulations.

Profits Tax

Hong Kong operates on a territorial source principle of taxation. Under this regime, Profits Tax is imposed on assessable profits arising in or derived from Hong Kong. The tax is levied on net taxable profits, not on gross revenue or individual transactions.

Hong Kong currently applies a two-tiered Profits Tax rate structure for corporations:

●	8.25% on the first HK$2 million of assessable profits
●	16.5% on assessable profits exceeding HK$2 million

Application of the two-tiered rates is subject to compliance with applicable eligibility requirements and conditions prescribed under the Inland Revenue Ordinance.

Indirect Taxes

Hong Kong does not impose value added tax (VAT), goods and services tax (GST), or any general sales tax on the sale of goods or provision of services. Consequently, the Company does not charge, collect, or remit VAT, GST, or similar consumption-based taxes on its Hong Kong sales or purchases. As a free port, Hong Kong generally does not levy customs duties on imports or exports. Excise duties are imposed only on a limited range of commodities (primarily liquor, tobacco, hydrocarbon oil, and methyl alcohol), none of which are material to the Company’s business operations.

Cross-Border Transactions

When the Company’s Hong Kong operations engage in cross-border trading activities, including the import and export of rubber sealing products, the tax treatment is determined based on the territorial source principle. Profits are subject to Hong Kong Profits Tax only to the extent they are considered to arise in or be derived from Hong Kong. Profits sourced outside Hong Kong are generally not subject to Hong Kong Profits Tax.

The determination of profit source is inherently fact-specific and depends on the nature of the transactions and the location of the profit-generating activities. Such determinations may be subject to interpretation and review by the Hong Kong Inland Revenue Department.

United States Taxation

As a company incorporated in the State of Nevada and listed on a U.S. securities exchange, the Company is subject to U.S. federal income tax laws and regulations. The Company files U.S. federal income tax returns and is subject to examination by the Internal Revenue Service. The Company may also be subject to state and local income taxes in jurisdictions where it has operations or nexus.

The Company’s effective tax rate and tax obligations may be affected by various factors, including the sourcing of income, transfer pricing arrangements, foreign tax credits, and other provisions of U.S. tax law applicable to companies with international operations.

Cessation of PRC Operations

In October 2025, the Company ceased operations of RLSP, its subsidiary in the People’s Republic of China. Following the cessation of RLSP’s operations, the Company is no longer subject to PRC tax laws and regulations. As of the date of this report, the Company’s operations are subject only to the tax laws and regulations of Hong Kong and the United States.

Prior Period – People’s Republic of China Taxation

For the period from January 1, 2025 through October 2025, and for the fiscal year ended December 31, 2024, the Company conducted operations in the People’s Republic of China through RLSP and was subject to PRC taxation, including VAT at the standard rate of 13% on product sales. VAT was calculated as output VAT on sales less allowable input VAT on qualifying purchases supported by valid VAT invoices (fapiao). In accordance with the Company’s accounting policy and the substance of these transactions, revenues and cost of sales were recorded net of VAT, as the Company acts as a collection agent for the PRC tax authorities with respect to such taxes.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Pursuant to ASC 260-10-55, EPS computations should be based on the facts and circumstances of the transaction for reorganization. The Company calculated its EPS retrospectively akin to a normal share issuance as if the reorganization incurred from the inception.

The Company does not have any potentially dilutive instruments as of June 30, 2026 and December 31, 2025, and, thus, anti-dilution issues are not applicable.

Fair Value of Financial Instruments

The Company’s balance sheets include certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of June 30, 2026 and December 31, 2025. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, long-term receivables, accounts payable and other current liabilities.

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Foreign Currency

Amounts reported in the condensed consolidated financial statements are stated in United States dollars, unless stated otherwise. Our Former PRC Subsidiary used the Chinese renminbi (RMB) as their functional currency, and our now Hong Kong Subsidiary uses HKD as its functional currency, and the holding company, RLI, uses the United States dollar as their functional currency. For subsidiaries that use the local currency as the functional currency, all assets and liabilities are translated to United States dollars using exchange rates in effect at the end of the respective periods and the results of operations have been translated into United States dollars at the weighted average rates during the periods the transactions were recognized. Resulting translation gains or losses are recognized as a component of other comprehensive income (loss).

In accordance with ASC 830, Foreign Currency Matters (ASC 830), the Company translates the assets and liabilities into United States dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from HKD into United States dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. Further, foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency. Gains and losses on those foreign currency transactions are included in other income (expense), net for the period in which exchange rates change.

Comprehensive Income (Loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, Income Statement-Reporting Comprehensive Income (ASC 220). Under ASC 220, the Company is required to report comprehensive income (loss), which includes net income (loss) as well as other comprehensive income (loss). The only significant component of accumulated other comprehensive income (loss) as of June 30, 2026 and December 31, 2025 is the currency translation adjustment.

Segment Information

Operating segments are defined as components of an entity for which discrete financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”) in allocating resources and assessing performance. The Company’s CODM is the executive management team, consisting of the Chief Executive Officer and the Chief Financial Officer.

As discussed in Note 1, the Company disposed of RLSP during the year ended December 31, 2025, and the results of RLSP have been presented as discontinued operations for all periods presented. The business models through which RLSP historically generated revenue are no longer part of the Company’s continuing operations, and descriptions of those models elsewhere in this report relate solely to discontinued operations. Following the disposal, the Company conducts its continuing operations through a single sales channel under an indirect supply model operated by RLHK, which generated all of the Company’s revenue from continuing operations for the periods presented. Under this model, RLHK purchases finished goods and sells them to its customers, Shanghai Xinsen and Shanghai Huaxin. Management does not distinguish results by customer type or geographic market for internal reporting purposes.

Based on the manner in which financial information is reviewed by the CODM, the Company has one reportable operating segment. The CODM evaluates segment performance primarily based on consolidated results, including revenue and operating expenses.

Significant segment expenses reviewed by the CODM include administrative expenses incurred by RLHK, which primarily consist of start-up and operating costs, as well as corporate-level expenses incurred by the parent company, which mainly relate to regulatory compliance, consulting, and legal services. SG&A expenses for six months ended June 30, 2026 and 2025 were $81,547 and $165,082, and $19,360 and $85,231 for three months ended June 30, 2026 and 2025, respectively. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets.

As the Company operates in a single reportable segment, segment revenue and segment profit or loss are consistent with the amounts presented in the consolidated statements of operations and comprehensive income (loss). No geographic segment information is presented, as the Company does not manage or evaluate performance on a geographic basis.

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently in the process of evaluating the impact this amended guidance may have on the footnotes to our condensed consolidated financial statements.

There were also other updates recently issued and the management does not believe that other than those disclosed above, accounting pronouncements recently issued but not yet adopted will have a material impact on its financial position, results of operations or cash flows.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. With respect to the audited financial statements as of and for the year ended December 31, 2025, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The consolidated financial statements include the accounts of Rubber Leaf Inc, the parent company and its wholly owned subsidiary in Hongkong - Rubber Leaf Limited (“RLHK”). All intercompany transactions and balances were eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates. Signiant estimates are used in the collectability of accounts receivable and long-term account receivable , the valuation of deferred tax assets, and provisions for income taxes, among others.

Discontinued Operations

The Company classifies a business as held for sale when the criteria prescribed by Accounting Standards Codification (“ASC”) Paragraph 205-20-45-1E are met, most notably when sale of the business is probable within the next year (with certain exceptions) and it is unlikely there will be significant changes to the plan of sale. Assets and liabilities held for sale are recorded at the lower of their carrying value or fair value less cost to sell.

Revenue Recognition

The Company early adopted Accounting Standards Update (“ASU”) 2014-09, Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606) since its inception (i.e. July 2019), which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company applies the five-step model to sales contracts.

We generate revenue through the sale of automotive rubber and plastic sealing strips under an indirect supply model. RLHK receives purchase orders from its customers, Shanghai Xinsen and Shanghai Huaxin, which are related parties. The Company’s Chief Executive Officer, President and Chairperson, Ms. Xingxiu Hua, previously held a 90% ownership interest in Shanghai Xinsen. Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%. Both Shanghai Xinsen and Shanghai Huaxin serve as certified second-tier suppliers to branded automobile manufacturers (the “Auto Manufacturers”).

Second-tier suppliers provide products to first-tier suppliers of original equipment manufacturers (“OEMs”). First-tier suppliers typically manufacture or assemble major automotive components, such as doors, rubber and plastic components, and other automobile parts. Auto Manufacturers issue consolidated purchase orders for complete sets of rubber and plastic components for specific vehicle models to their first-tier suppliers, who in turn subcontract the production of rubber and plastic sealing strips to second-tier suppliers.

As second-tier suppliers and facilitators of production rather than direct manufacturers, Shanghai Xinsen and Shanghai Huaxin coordinate with the Company to fulfill customer orders. Upon receipt of purchase orders, RLHK places corresponding orders with third-party vendors. These vendors are responsible for procuring raw materials and manufacturing the finished products. Throughout the production process, RLHK monitors and observes each key stage of manufacturing performed by the third-party vendors, with particular emphasis on final quality control.

Finished products are delivered either from the Company’s facilities or directly from third-party manufacturers to the warehouses of the first-tier suppliers designated by Shanghai Xinsen and Shanghai Huaxin. Upon delivery, quality inspections are performed by inspectors appointed by the end customers. RLHK’s performance obligation is considered fulfilled when the finished products are delivered to the customers designated by Shanghai Xinsen and Shanghai Huaxin and successfully pass the required quality inspections.

If products fail to meet quality standards, the customers initiate a product replacement process. Upon completion of quality and quantity verification and acceptance of the finished products into the end customers’ warehouses, invoices are issued to the Company as evidence of delivery. The invoice date represents the point at which ownership and control of the finished products are transferred under the indirect supply model from the Company to Shanghai Xinsen and Shanghai Huaxin, and indirectly to their upstream first-tier suppliers. Revenue is recognized at this point in time, when control of the products has transferred and acceptance by the end customers has occurred.

Cost of revenue

Cost of revenues is comprised of raw materials consumed, manufacturing costs, third party logistics and distribution costs including packaging, freight, transportation, shipping and handling costs, and inventory adjustment due to the defectives and inventory count.

Cash and Cash Equivalents

Cash and cash equivalents include bank deposits and liquid investments with original maturities of three months or less as of the purchase date of such investments.

Concentration risk

The Company maintains cash with banks in the United States of America (“USA”) and PRC. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In the United States, the standard insurance amount is $250,000 per depositor in a bank insured by the Federal Deposit Insurance Corporation (“FDIC”). In Hong Kong, a depositor has up to HKD800,000 insured by the Hong Kong Deposit Protection Board (“DPB”) under the Deposit Protection Scheme (“DPS”).and no bank account in HK as of December 31,2025.

Financial instruments that potentially subject the Company to significant concentrations of credit risk are cash and cash equivalents and accounts receivable. As of December 31, 2025 and 2024, $Nil and $Nil of the Company’s cash and restricted cash held by financial institutions were uninsured, respectively.

Major customers

For the years ended December 31, 2025 and 2024, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2025		As of December 31, 2025		Year ended December 31, 2024		As of December 31, 2024
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer B	$2,398,185	49%	$788,834	24%	$-	-%	$-	-%
Customer D	$2,506,196	51%	$2,506,196	76%	$-	-	$-	-

●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells the Company’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLHK and the Company, and certified first-tier suppliers of Auto Manufacturers. Shanghai Xinsen also charges an OEM processing fee to Zhejiang Xiangjin Autoparts Co., Ltd. (“Xiangjin”) for orders that are outsourced to us.
●	Customer D: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, as 10% of its equity interest is held by Xingxiu Hua, the Chief Executive Officer of Rubber Leaf Inc., with the remaining 90% equity interest held by unrelated third-party shareholders, and neither Rubber Leaf Inc. nor its management has control over or significant influence on Shanghai Huaxin.

Major vendors

For the years ended December 31, 2025 and 2024, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2025		As of December 31, 2025		Year ended December 31, 2024		As of December 31, 2024
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor C	$4,109,128	100%	$2,498,787	100%	$-	-	$-	-

●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

Accounts Receivable

Accounts receivables are reported at their net realizable value. Any value adjustments are booked directly against the relevant receivable. We have standard payment terms that generally require payment within approximately 30 to 60 days. Management performs ongoing credit evaluations of its customers. An allowance for potentially uncollectible accounts is provided based on history, economic conditions, and composition of the accounts receivable aging. As of the disposal date of RLSP, certain intercompany accounts receivable were determined to be uncollectible and were written off in full and recognized as bad debt expense. As of December 31, 2025 and 2024 no credit risk identified and no allowance for doubtful accounts.

Long-term Receivables

Long-term receivables are recorded at their present value when the effect of discounting is material. In accordance with ASC 835-30, Interest—Imputation of Interest, the Company evaluates long-term receivables to determine whether they contain a significant financing component. When applicable, such receivables are initially recognized at the present value of the future cash flows using a discount rate that reflects the market rate of interest at the time the receivable is originated.

The difference between the face value and the present value of the receivable is recorded as a discount and is amortized to interest income over the term of the receivable using the effective interest method. If the stated interest rate on a long-term receivable approximates the prevailing market rate, the receivable is recorded at its face value. The Company applies LPR 3.0% as incremental borrowing rate. Management reviews the collectability of long-term receivables on an ongoing basis and records write-offs when amounts are determined to be uncollectible.

Advances to vendors

From time to time, we paid advances to our vendors in order to secure our purchase orders or as retainers required pursuant to various purchase agreements related to production and the 2nd production lines currently under construction. The advances have no interest bearing, normally settled along with purchase transactions within 60 to 180 days depend on market condition, and around 365 days for construction projects and/or equipment purchase.

Advances from customers

From time to time, we received advances from our customers, which are made normally under sales frame contracts, each sales transaction will be initiated by purchase orders received under the frame contracts. The advances have no interest bearing, normally settled along with purchase/sales transactions within 60 to 180 days.

Income Taxes

We are governed by the Income Tax Law of the IRD and the United States. The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. The Company records deferred tax liabilities primarily related to taxable temporary differences arising from gains recognized for financial reporting purposes on the disposal of a subsidiary, where the consideration was structured as a long-term receivable and the related tax obligations are deferred under applicable tax laws.

The 2017 Tax Reform Act permanently reduces the U.S. corporate income tax rate to a 21% flat rate. In addition, the 2017 Tax Reform Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included in the gross income of the CFCs’ U.S. shareholder income. The tax law in PRC applies an income tax rate of 25% to enterprises.  Hongkong is subjected to 8.25% on the first HK $2 million of assessable profits and 16.5% on profit exceeding HK $2 million.

The Company’s subsidiary does not receive any preferential tax treatment from local government.

Taxation

The Company is subject to income taxes, indirect taxes, and other levies in accordance with the tax laws and regulations of the jurisdictions in which it operates.

Hong Kong Taxation

For the fiscal year ended December 31, 2025, the Company’s operations were conducted primarily through its Hong Kong subsidiaries and were subject to Hong Kong tax laws and regulations.

Profits Tax

Hong Kong operates on a territorial source principle of taxation. Under this regime, Profits Tax is imposed on assessable profits arising in or derived from Hong Kong. The tax is levied on net taxable profits, not on gross revenue or individual transactions.

Hong Kong currently applies a two-tiered Profits Tax rate structure for corporations:

●	8.25% on the first HK$2 million of assessable profits
●	16.5% on assessable profits exceeding HK$2 million

Application of the two-tiered rates is subject to compliance with applicable eligibility requirements and conditions prescribed under the Inland Revenue Ordinance.

Indirect Taxes

Hong Kong does not impose value added tax (VAT), goods and services tax (GST), or any general sales tax on the sale of goods or provision of services. Consequently, the Company does not charge, collect, or remit VAT, GST, or similar consumption-based taxes on its Hong Kong sales or purchases. As a free port, Hong Kong generally does not levy customs duties on imports or exports. Excise duties are imposed only on a limited range of commodities (primarily liquor, tobacco, hydrocarbon oil, and methyl alcohol), none of which are material to the Company’s business operations.

Cross-Border Transactions

When the Company’s Hong Kong operations engage in cross-border trading activities, including the import and export of rubber sealing products, the tax treatment is determined based on the territorial source principle. Profits are subject to Hong Kong Profits Tax only to the extent they are considered to arise in or be derived from Hong Kong. Profits sourced outside Hong Kong are generally not subject to Hong Kong Profits Tax.

The determination of profit source is inherently fact-specific and depends on the nature of the transactions and the location of the profit-generating activities. Such determinations may be subject to interpretation and review by the Hong Kong Inland Revenue Department.

United States Taxation

As a company incorporated in the State of Delaware and listed on a U.S. securities exchange, the Company is subject to U.S. federal income tax laws and regulations. The Company files U.S. federal income tax returns and is subject to examination by the Internal Revenue Service. The Company may also be subject to state and local income taxes in jurisdictions where it has operations or nexus.

The Company’s effective tax rate and tax obligations may be affected by various factors, including the sourcing of income, transfer pricing arrangements, foreign tax credits, and other provisions of U.S. tax law applicable to companies with international operations.

Cessation of PRC Operations

In October 2025, the Company ceased operations of RLSP, its subsidiary in the People’s Republic of China. Following the cessation of RLSP’s operations, the Company is no longer subject to PRC tax laws and regulations. As of the date of this report, the Company’s operations are subject only to the tax laws and regulations of Hong Kong and the United States.

Prior Period – People’s Republic of China Taxation

For the period from January 1, 2025 through October 2025, and for the fiscal year ended December 31, 2024, the Company conducted operations in the People’s Republic of China through RLSP and was subject to PRC taxation, including VAT at the standard rate of 13% on product sales. VAT was calculated as output VAT on sales less allowable input VAT on qualifying purchases supported by valid VAT invoices (fapiao). In accordance with the Company’s accounting policy and the substance of these transactions, revenues and cost of sales were recorded net of VAT, as the Company acts as a collection agent for the PRC tax authorities with respect to such taxes.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Pursuant to ASC 260-10-55, EPS computations should be based on the facts and circumstances of the transaction for reorganization. The Company calculated its EPS retrospectively akin to a normal share issuance as if the reorganization incurred from the inception.

The Company does not have any potentially dilutive instruments as of December 31, 2025 and 2024, and, thus, anti-dilution issues are not applicable.

Fair Value of Financial Instruments

The Company’s balance sheets include certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2025 and 2024. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalent, restricted cash, accounts receivables, advances to vendors, inventories, other current assets, accounts payables, advances from customers and other current liabilities. For short term borrowings and notes payable, the Company concluded the carrying values are a reasonable estimate of fair values because of the short period of time between the origination and repayment and as their stated interest rates approximate current rates available.

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Foreign Currency

Amounts reported in the consolidated financial statements are stated in United States dollars, unless stated otherwise. The Company’s subsidiary in the PRC uses the Chinese renminbi (RMB) and Hongkong Dollar (HKD) as their functional currency and the holding company - RLI uses the United States dollar as their functional currency. For subsidiaries that use the local currency as the functional currency, all assets and liabilities are translated to United States dollars using exchange rates in effect at the end of the respective periods and the results of operations have been translated into United States dollars at the weighted average rates during the periods the transactions were recognized. Resulting translation gains or losses are recognized as a component of other comprehensive income (loss).

In accordance with ASC 830, Foreign Currency Matters (ASC 830), the Company translates the assets and liabilities into United States dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from RMB into United States dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. Further, foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency. Gains and losses on those foreign currency transactions are included in other income (expense), net for the period in which exchange rates change.

Comprehensive Income (Loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, Income Statement-Reporting Comprehensive Income (ASC 220). Under ASC 220, the Company is required to report comprehensive income (loss), which includes net income (loss) as well as other comprehensive income (loss). The only significant component of accumulated other comprehensive income (loss) as of December 31, 2025 and 2024 is the currency translation adjustment.

Segment Information

Operating segments are defined as components of an entity for which discrete financial information is available and that is regularly reviewed by the chief operating decision maker (“CODM”) in allocating resources and assessing performance. The Company’s CODM is the executive management team, consisting of the Chief Executive Officer and the Chief Financial Officer.

As discussed in Note 1, the Company disposed of RLSP during the year, and the results of RLSP have been presented as discontinued operations. Following the disposal, the Company conducts its continuing operations through a single sales channel under an indirect supply model operated by RLHK. Under this model, products are purchased by the Company and indirectly sold to customers in Shanghai through RLHK. Management does not distinguish results by customer type or geographic market for internal reporting purposes.

Based on the manner in which financial information is reviewed by the CODM, the Company has one reportable operating segment. The CODM evaluates segment performance primarily based on consolidated results, including revenue and operating expenses.

Significant segment expenses reviewed by the CODM include administrative expenses incurred by RLHK, which primarily consist of start-up and operating costs, as well as corporate-level expenses incurred by the parent company, which mainly relate to regulatory compliance, consulting, and legal services. SG&A expenses for the years ended December 31, 2025 and 2024 were $200,351 and $535,929, respectively. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets.

As the Company operates in a single reportable segment, segment revenue and segment profit or loss are consistent with the amounts presented in the consolidated statements of operations and comprehensive income (loss). No geographic segment information is presented, as the Company does not manage or evaluate performance on a geographic basis.

Recent Accounting Standard Adopted

In September 2022, the FASB issued ASU 2022-04, “Liabilities – Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations,” which requires that an entity that uses a supplier finance program in connection with the purchase of goods or services disclose information about the program’s nature, activity during the period, changes from period to period, and potential magnitude. The Company adopted this standard for annual periods on a retrospective basis beginning January 1, 2023. The Company also adopted the amendment on rollforward information, which became effective prospectively for annual periods beginning January 1, 2024. The adoption of this guidance modified the Company’s disclosures and will modify its annual disclosures for the rollforward information in 2024, but did not have an impact on its financial position and results of operations.

Accounting Standards Issued but Not Yet Adopted

Income Tax Disclosures - In December 2023, the Financial Accounting Standards Board (FASB) released ASU No. 2023-09, titled “Income Taxes (Topic 740): Enhancements to Income Tax Disclosures” (referred to as “ASU 2023-09”). This new standard mandates the disclosure, on an annual basis, of specific categories in the rate reconciliation and the disaggregation of income taxes paid by jurisdiction. ASU 2023-09 becomes effective for annual reporting periods starting after December 15, 2025. The Company anticipates that the adoption of this standard will not significantly impact its financial position, results of operations, or cash flows. In November 2023, the Financial Accounting Standards Board (FASB) released ASU 2023-07, titled “Enhancements to Reportable Segment Disclosures” (“ASU 2023-07”). This standard necessitates companies to provide additional, more comprehensive details regarding significant expenses of a reportable segment, even if there is only one such segment. Its purpose is to enhance disclosures related to a public entity’s reportable segments. ASU 2023-07 will be effective for fiscal years commencing after December 15, 2023, and for interim periods starting after December 15, 2024, with the option for early adoption. We are presently assessing the potential impact of adopting ASU 2023-07 on our consolidated financial statements.